Concentration Risks (Details)	12 Months Ended
	Dec. 31, 2023 USD ($) Institutions	Dec. 31, 2022 USD ($) Institutions	Dec. 31, 2021 USD ($)
Concentration Risk [Line Items]
Revenues	$ 600,672,000	$ 733,872,000	$ 835,576,000
TLBB PC [Member]
Concentration Risk [Line Items]
Revenues	321,400,000
Legacy TLBB Mobile [Member]
Concentration Risk [Line Items]
Revenues	$ 55,400,000
Customer Risk [Member] | Total revenues [Member]
Concentration Risk [Line Items]
Description of concentration risk for operation risk	For the years ended December 31, 2023, 2022 and 2021, there were no revenues from customers that individually represent greater than 10% of the total online advertising revenues.	For the years ended December 31, 2023, 2022 and 2021, there were no revenues from customers that individually represent greater than 10% of the total online advertising revenues.	For the years ended December 31, 2023, 2022 and 2021, there were no revenues from customers that individually represent greater than 10% of the total online advertising revenues.
Customer Risk [Member] | Online Advertising Revenue [Member]
Concentration Risk [Line Items]
Revenues from customers that individually represent greater than 10% of total online advertising revenues	$ 0	$ 0	$ 0
Product Risk [Member] | Online game revenues [Member] | Changyou [Member] | TLBB PC [Member]
Concentration Risk [Line Items]
Percentage of concentration risk	67.00%
Product Risk [Member] | Online game revenues [Member] | Changyou [Member] | Legacy TLBB Mobile [Member]
Concentration Risk [Line Items]
Percentage of concentration risk	12.00%
Product Risk [Member] | Total revenues [Member] | TLBB PC [Member]
Concentration Risk [Line Items]
Percentage of concentration risk	53.00%
Product Risk [Member] | Total revenues [Member] | Legacy TLBB Mobile [Member]
Concentration Risk [Line Items]
Percentage of concentration risk	9.00%
Product Risk [Member] | Total revenues [Member] | Changyou [Member] | TLBB PC [Member]
Concentration Risk [Line Items]
Percentage of concentration risk	66.00%
Product Risk [Member] | Total revenues [Member] | Changyou [Member] | Legacy TLBB Mobile [Member]
Concentration Risk [Line Items]
Percentage of concentration risk	11.00%
Credit Risk [Member] | Cash and Cash Equivalents, Short-term Investments, and Long-term Time Deposits [Member] | CHINA
Concentration Risk [Line Items]
Percentage of concentration risk	60.00%	62.00%
Number of financial institutions cash and cash equivalents and short-term investment concentrated held in | Institutions	14	14
Credit Risk [Member] | Total Cash [Member]
Concentration Risk [Line Items]
Maximum percentage of Sohu's cash and bank deposits in any single financial institution	30.00%	34.00%